Other Non-Current Assets	12 Months Ended
Dec. 31, 2013
Other Non-Current Assets [Abstract]
Other Non-Current Assets

8. OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012
	(in thousands)
Deposits and other	$ 1,223	$ 1,988
Debt issuance costs—net	3,535	3,851
Non-current receivable	4,327	3,829
Note receivable	206	-
Deferred expenses	349	16
Total	$ 9,640	$ 9,684

Debt issuance costs were $9.0 million and $8.0 million as of December 31, 2013 and 2012, respectively. Accumulated amortization of debt issuance costs were $5.5 million and $4.2 million as of December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, the non-current receivable balance of $4.3 million and $3.8 million, respectively, consisted of the amount due from the Partnership’s workers’ compensation insurance providers for potential claims that are the primary responsibility of the Partnership, but are covered under the Partnership’s insurance policies.  See Note 12 for a discussion of the $4.3 million and $3.8 million that is also recorded in the Partnership’s other non-current workers’ compensation liabilities.